Revenues from Contracts with Customers	12 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues from Contracts with Customers
4. Revenues from Contracts with Customers
The following table provides information about revenues from contracts with customers, and other sources of revenue in fiscal 2019, 2020 and 2021.

	Millions of yen
	2019	2020	2021
Goods or services category
Sales of goods	¥462,029	¥287,558	¥321,883
Real estate sales	134,136	118,953	89,070
Asset management and servicing	191,820	181,851	173,191
Automobile related services	78,723	77,987	72,000
Facilities operation	104,005	69,297	23,811
Environment and energy services	132,243	141,532	137,011
Real estate management and brokerage	103,062	104,110	101,942
Real estate contract work	82,217	88,966	80,179
Other	107,341	104,059	88,468

Total revenues from contracts with customers	1,395,576	1,174,313	1,087,555
Other revenues*	19,383	8,210	3,247

Total sales of goods and real estate and services income	¥1,414,959	¥1,182,523	¥1,090,802

*	Other revenues are not in the scope of revenue from contracts with customers.
The following table provides information about costs of goods sold and real estate sold and services expense in fiscal 2019, 2020 and 2021.

	Millions of yen
	2019	2020	2021
Goods or services category
Costs of goods sold	¥419,001	¥247,036	¥272,657
Costs of real estate sold	116,260	106,970	75,064
Asset management and servicing	44,107	37,808	42,145
Automobile related services	47,859	48,579	45,734
Facilities operation	95,207	66,163	41,461
Environment and energy services	105,414	110,899	105,246
Real estate management and brokerage	94,869	94,119	89,685
Real estate contract work	71,958	76,983	69,815
Other	48,906	49,363	45,147

Total expenses of costs of goods and real estate sold and services expenses	¥1,043,581	¥837,920	¥786,954

The Company and its subsidiaries recognize revenues when control of the promised goods or services is transferred to our customers, in the amounts that reflect the consideration we expect to receive in exchange for those goods or services. Revenues are recognized net of discounts, incentives and estimated sales returns. Amount to be collected for third party is deducted from revenues. The Company and its subsidiaries evaluate whether we are principal or agent on distinctive goods or services. When a revenue transaction involves a third party, if the Company and its subsidiaries control the goods or services before they are transferred to customers, revenue is recognized on gross amount as the principal. There is no significant variability in considerations included in revenues, except for the performance fees regarding asset management business hereinafter, and there is no significant financing component in considerations on transactions.
For further information about breakdowns of revenues disaggregated by goods or services category and geographical location by segment, see Note 3
4
 “Segment Information.”
Revenue recognition criteria on each goods or services category are mainly as follows:
Sales of goods
The Company and its subsidiaries sell various goods such as precious metals, medical equipment, business management software and other to customers. Revenues from sales of goods are recognized when there is a transfer of control of the product to customers. The Company and its subsidiaries determine transfer of control based on when the products are shipped or delivered to customers, or inspected by customers.
Real estate sales
Certain subsidiaries are involved in condominium business. Revenues from sales of detached houses and residential condominiums are recognized when the real estate is delivered to customers.
Asset management and servicing
Certain subsidiaries offer customers investment management services for their financial assets, asset management as well as maintenance and administrative services for their real estate properties. Furthermore, the
Company and its subsidiaries perform servicing on behalf of customers. Revenues from asset management and servicing primarily include management fees, servicing fees, and performance fees. Management and servicing fees are recognized over the contract period with customers, since the customers simultaneously receive and consume all of the benefits provided by the subsidiaries as the subsidiaries perform. Management fees are calculated based on the predetermined percentages of the market value of the assets under management or net assets of the investment funds in accordance with contract terms. Servicing fees are calculated based on the predetermined percentages of the amount in assets under management in accordance with contract terms. Fees based on the performance of the assets under management are recognized when the performance obligations are satisfied, to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The performance fee is estimated by using the most likely amount method, in accordance with contract terms. Servicing fees related to financial assets that the Company and its subsidiaries had originated and transferred to investors, are not in the scope of revenue from contracts with customers. These fees are accounted for servicing assets under which the benefits of servicing are expected to more than adequately compensate for performing the servicing, or servicing liabilities under which the benefits of servicing are not expected to adequately compensate for performing the servicing.
Automobile related services
Certain subsidiaries mainly provide automobile maintenance services to customers, as automobile related services. In the service, since customers simultaneously receive and consume all of the benefits provided by the subsidiaries as the subsidiaries perform, revenues are recognized over the contract period with customers. For measurement of progress, the cost incurred is used, because that reasonably describes transfer of control of services to customers. The subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.
Facilities operation
The Company and its subsidiaries are running hotels, Japanese inns, training facilities, a multipurpose dome and other facilities. Revenues from these operations are recognized over the customers’ usage period of the facilities, since customers simultaneously receive and consume all of the benefits provided by the Company and its subsidiaries as the Company and its subsidiaries perform. The value transferred to customers is directly measured based on the usage period. With respect to operation of a multipurpose dome, a certain subsidiary receives payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities. Gains on sale of property under facility operations included in services income are not within the scope of revenue from contracts with customers because these gains refer to transfers of non-financial assets to counterparties that are not considered to be our customers.
Environment and energy services
The Company and its subsidiaries offer services that provide electric power to business operators’ factories, office buildings and other facilities. Revenues from electric power supply by purchasing electricity or running power plants are recognized over the contracted distribution period with customers, since customers simultaneously receive and consume all of the benefits provided by the Company and its subsidiaries as the Company and its subsidiaries perform. The value transferred to customers is directly measured based on electricity usage by customers. Furthermore, certain subsidiaries are running waste processing facilities. Revenues from resources and waste processing business are primarily recognized over the service contract period with customers, since customers simultaneously receive and consume all of the benefits provided by the subsidiaries as the subsidiaries perform. The value transferred to customers is directly measured based on the amount of resources and waste to be processed.
Real estate management and brokerage
The Company and its subsidiaries mainly offer management of condominiums, office buildings, and facilities and others, to customers, as real estate management and brokerage business. Since customers simultaneously receive and consume all of the benefits provided by the Company and its subsidiaries as the Company and its subsidiaries perform, revenues from these services are recognized over the contract period with customers. Direct measurement of the value transferred to customers based on time elapsed, is used as method of measuring progress. The Company and its subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.
Real estate contract work
Certain subsidiaries offer repair and contract work for condominiums, office buildings, and facilities, and others, to customers. The work is held on the real estate where customers own or rent, and the subsidiaries’ performance creates the asset that the customers’ control as the asset is created or enhanced. Additionally, the performance does not create an asset with an alternative use to the subsidiaries, and the subsidiaries have a substantial enforceable right to payment for performance completed to date so that revenues are recognized over the contract work period. For measurement of progress, the cost incurred is used, because that reasonably describes transfer of control of services to customers. The subsidiaries recognize a part of its performance obligations that it performs as contract assets, and the amounts are reported under other assets on the consolidated balance sheet. Furthermore, the subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.
Other
The Company and its subsidiaries have been developing a variety of businesses. Main revenue streams are as follows;
Maintenance services of software, measurement equipment and other:
Certain subsidiaries offer business management software maintenance services and support, and maintenance of measurement equipment to customers. Revenues from these services are recognized over the contract period with customers, since customers simultaneously receive and consume all of the benefits provided by the subsidiaries as the subsidiaries perform. For measurement of progress, the cost incurred is used, because that reasonably describes transfer of control of services to customers. The subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.
Fee business:
The Company and its subsidiaries are involved in insurance policy referrals and other agency business. Commission revenues from these businesses are primarily recognized when the contract between our customers and their client is signed.

The following table provides information about balances from contracts with customers as of March 31, 2020 and 2021.

	Millions of yen
	March 31, 2020	March 31, 2021
Trade Notes, Accounts and Other Receivable	¥165,676	¥180,828
Contract assets (Included in Other Assets)	3,811	6,558
Contract liabilities (Included in Other Liabilities)	32,805	40,436
For fiscal 2020 and 2021, there were no significant changes in contract assets. For fiscal 2020, contract liabilities decreased due to deconsolidation of contract liabilities of ¥14,342 million related to facilities operation caused by the sale of ORIX Living. For fiscal 2021, there were no significant changes in contract liabilities.
For fiscal 2020, revenue amounted to ¥31,908
million was included in contract liabilities as of March 31, 2019. For fiscal 2021, revenue amounted to
¥30,367
million was included in contract liabilities as of March 31, 2020.
As of March 31, 2021, transaction price allocated to the performance obligations that are unsatisfied (or partially unsatisfied) is mainly related to automobile related services, real estate sales and amounted to ¥140,885 million. Remaining term for the obligations ranges up to 14 years. Furthermore, automobile related services primarily constitute the performance obligations that are unsatisfied (or partially unsatisfied) will be recognized as revenue over the next 10 years. The Company and its subsidiaries applied practical expedients in the disclosure, and performance obligations for contracts that have an original expected duration of one year or less and contracts under which the value transferred to a customer is directly measured and recognized as revenue by the amount it has a right to invoice to the customer are not included. The transaction price allocated to unsatisfied performance obligations does not include the estimate of material variable consideration.
As of March 31, 2020 and 2021, assets recognized from the costs to obtain or fulfill contracts with customers were not material.